Summary of Material Accounting Policy Information - Schedule of Subsidiaries Included in the Consolidated Financial Statements (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Gorilla Science & Technology Holding, Inc. (Gorilla BVI) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Science & Technology Holding, Inc. (Gorilla BVI)
Main business Activities		Information software and data processing services
Ownership (%)		100.00%	100.00%
ISSCore Technology, Inc. [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		ISSCore Technology, Inc.
Main business Activities		Information software and data processing services
Ownership (%)		100.00%	100.00%
Telmedia Technology Limited (Telmedia) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[1]	Telmedia Technology Limited (Telmedia)
Main business Activities	[1]	Information software and data processing services
Ownership (%)	[1]	100.00%	100.00%
Gorilla SPAC Partners Co. (Global) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla SPAC Partners Co. (Global)
Main business Activities		Dormant corporation
Ownership (%)		100.00%	100.00%
Gorilla Technology UK Limited (Gorilla UK) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Technology UK Limited (Gorilla UK)
Main business Activities		Information software and data processing services
Ownership (%)		100.00%	100.00%
Gorilla Technology Egypt LLC (Gorilla Egypt) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Technology Egypt LLC (Gorilla Egypt)
Main business Activities		Information software and data processing services
Ownership (%)		100.00%	100.00%
Gorilla Distribution Egypt [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Distribution Egypt
Main business Activities		Software and hardware distribution services
Ownership (%)		100.00%	100.00%
Gorilla Technology Inc. (Gorilla Taiwan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[2]	Gorilla Technology Inc. (Gorilla Taiwan)
Main business Activities	[2]	Information software and data processing services
Ownership (%)	[2]	100.00%	100.00%
NSGUARD Technology Inc. (NSGUARD) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[2]	NSGUARD Technology Inc. (NSGUARD)
Main business Activities	[2]	Information software and data processing services
Ownership (%)	[2]	100.00%	100.00%
Gorilla Technology (India) Private Limited (Gorilla India) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Technology (India) Private Limited (Gorilla India)
Main business Activities		Information software and data processing services
Ownership (%)		100.00%	100.00%
Gorilla Distribution Partners Limited (Gorilla Distribution) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Distribution Partners Limited (Gorilla Distribution)
Main business Activities		Software and hardware distribution services
Ownership (%)		55.00%	55.00%
Gorilla Technology (Thailand) Co., Ltd. [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[3]	Gorilla Technology (Thailand) Co., Ltd.
Main business Activities	[3]	Information software and data processing services
Ownership (%)	[3]	100.00%

[1]	Telemedia is in the process of liquidation as of June 30, 2025.
[2]	As part of an internal reorganization, 100% of the investments held by Gorilla BVI in Gorilla Taiwan and by Telemedia in NSGUARD were transferred to Gorilla UK in October 2024.
[3]	Gorilla Thailand was incorporated in January 2025.